Condensed Consolidated Statement of Changes in Stockholders' Deficit - 9 months ended Sep. 30, 2018 - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Net Parent Investment	Accumulated Deficit
Balance at Dec. 31, 2017	$ (22,172)
Balance, shares at Dec. 31, 2017
Net loss for the period January 1, 2018 through August 31, 2018	(4,778)				$ (4,778)
Adoption of accounting standards	1,287				1,287
Net transfers from former Parent	14,187				14,059
Reclassification of net parent investment in connection with distribution				(11,604)	11,604
Common stock distributed in connection with spinoff		$ 4	$ (1)	(3)
Common stock distributed in connection with spinoff, shares		40,000,000	11,791,690
Shared issues for trademark	40			40
Shared issues for trademark, shares		1,000,000
Net Loss	(5,399)					$ (802)
Balance at Sep. 30, 2018	$ (12,366)
Balance, shares at Sep. 30, 2018		41,000,000	11,791,690